Basic and diluted net earnings per share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures (in shares)	948,347	1,113,775	948,347	1,113,775